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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. Schedule of Investments.

THE ALGER FUNDS  |  ALGER CAPITAL APPRECIATION FUND

Schedule of Investments‡ (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—94.5%

ADVERTISING—0.3%
Focus Media Holding Ltd.#	160,300	$4,053,987

AEROSPACE & DEFENSE—3.0%
Boeing Co., /The	48,800	3,604,856
General Dynamics Corp.	89,800	5,953,740
Honeywell International, Inc.	371,900	25,378,456
Precision Castparts Corp.	25,600	4,695,040
		39,632,092
AIR FREIGHT & LOGISTICS—1.9%
FedEx Corp.	160,500	16,282,725
United Parcel Service, Inc., Cl. B	110,700	8,777,403
		25,060,128
AIRLINES—0.4%
Delta Air Lines, Inc.*	401,200	5,572,668

APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Fossil, Inc. *	55,600	5,870,248
Michael Kors Holdings Ltd. *	89,800	5,040,474
PVH Corp.	95,000	11,292,650
		22,203,372
APPAREL RETAIL—0.9%
Limited Brands, Inc.	138,200	6,636,364
VF Corp.	30,300	4,471,674
		11,108,038
APPLICATION SOFTWARE—2.5%
Cadence Design Systems, Inc. *	1,002,800	13,969,004
Citrix Systems, Inc. *	96,500	7,059,940
Salesforce.com, Inc. *	68,100	11,722,053
		32,750,997
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Affiliated Managers Group, Inc.*	31,100	4,476,223

AUTO PARTS & EQUIPMENT—1.0%
Delphi Automotive PLC *	198,300	7,666,278
WABCO Holdings, Inc. *	83,300	5,219,578
		12,885,856
BIOTECHNOLOGY—1.1%
Gilead Sciences, Inc. *	220,500	8,698,725
Vertex Pharmaceuticals, Inc. *	113,600	5,087,008
		13,785,733
BROADCASTING—0.9%
CBS Corp., Cl. B	278,700	11,627,364

BROADCASTING & CABLE TV—0.6%
Discovery Communications, Inc., Series A*	107,100	7,430,598

CABLE & SATELLITE—3.6%
Comcast Corporation, Cl. A	167,700	6,386,016
DISH Network Corp.	220,300	8,210,581
Sirius XM Radio, Inc.	4,640,800	14,572,112

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CABLE & SATELLITE—(CONT.)
Time Warner Cable, Inc.	197,600	$17,653,584
		46,822,293
CASINOS & GAMING—1.0%
Las Vegas Sands Corp.	241,500	13,342,875

COMMODITY CHEMICALS—0.3%
LyondellBasell Industries NV, Cl. A	71,300	4,521,846

COMMUNICATIONS EQUIPMENT—2.8%
Cisco Systems, Inc.	324,300	6,670,851
F5 Networks, Inc. *	69,500	7,289,160
QUALCOMM, Inc.	333,000	21,987,990
		35,948,001
COMPUTER HARDWARE—5.6%
Apple, Inc.	159,045	72,414,779

CONSTRUCTION & ENGINEERING—1.8%
Chicago Bridge & Iron Co., NV #	234,900	11,935,269
Quanta Services, Inc. *	417,400	12,092,078
		24,027,347
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.6%
Caterpillar, Inc.	98,900	9,730,771
Cummins, Inc.	5,200	597,116
Joy Global, Inc.	61,800	3,903,906
Terex Corp. *	217,100	7,029,698
		21,261,491
CONSUMER FINANCE—1.1%
Capital One Financial Corp.	263,600	14,845,952

DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc., Cl. A	22,300	11,560,320

DISTILLERS & VINTNERS—0.5%
Beam, Inc.	115,100	7,060,234

DIVERSIFIED BANKS—0.2%
Wells Fargo & Co.	56,900	1,981,827

DIVERSIFIED CHEMICALS—0.8%
Eastman Chemical Co.	66,600	4,738,590
PPG Industries, Inc.	44,600	6,149,002
		10,887,592
DRUG RETAIL—2.6%
CVS Caremark Corp.	651,600	33,361,920

ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Eaton Corp., PLC	145,102	8,263,559

FERTILIZERS & AGRICULTURAL CHEMICALS—1.1%
Monsanto Co.	82,200	8,330,970
Mosaic Co., /The	105,100	6,437,375
		14,768,345

	SHARES	VALUE
COMMON STOCKS—(CONT.)

FOOTWEAR—0.6%
NIKE, Inc., Cl. B	142,100	$7,680,505

GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.*	256,500	11,855,430

HEALTH CARE EQUIPMENT—1.3%
Covidien PLC	217,600	13,565,184
Insulet Corp. *	126,300	2,913,741
		16,478,925
HEALTH CARE FACILITIES—1.1%
HCA Holdings, Inc.	236,000	8,885,400
Universal Health Services, Inc., Cl. B	105,460	5,973,254
		14,858,654
HEALTH CARE SERVICES—1.9%
Express Scripts, Inc.*	461,100	24,631,962

HOME IMPROVEMENT RETAIL—1.2%
Home Depot, Inc., /The	19,000	1,271,480
Lowe’s Companies, Inc.	374,600	14,305,974
		15,577,454
HOUSEHOLD PRODUCTS—1.2%
Procter & Gamble Co., /The	206,000	15,482,960

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Robert Half International, Inc.	227,100	8,003,004

HYPERMARKETS & SUPER CENTERS—0.7%
Costco Wholesale Corp.	85,900	8,791,006

INDUSTRIAL MACHINERY—0.4%
Stanley Black & Decker, Inc.	70,500	5,416,515

INTEGRATED TELECOMMUNICATION SERVICES—1.2%
Verizon Communications, Inc.	371,300	16,192,393

INTERNET RETAIL—2.1%
Amazon.com, Inc.*	102,100	27,107,550

INTERNET SOFTWARE & SERVICES—7.5%
eBay, Inc. *	514,500	28,775,985
Equinix, Inc. *	43,000	9,263,490
Facebook, Inc. *	319,400	9,891,818
Google, Inc., Cl. A *	40,965	30,956,841
LinkedIn Corp. *	33,900	4,196,481
Sina Corp. *	197,500	10,848,675
VistaPrint NV *	84,700	3,036,495
		96,969,785
INVESTMENT BANKING & BROKERAGE—1.8%
Morgan Stanley	761,900	17,409,415
TD Ameritrade Holding Corp.	291,400	5,650,246
		23,059,661
IT CONSULTING & OTHER SERVICES—4.1%
Accenture Ltd.	114,200	8,209,838
Cognizant Technology Solutions Corp., Cl. A *	112,600	8,803,068

	SHARES	VALUE
COMMON STOCKS—(CONT.)

IT CONSULTING & OTHER SERVICES—(CONT.)
International Business Machines Corp.	176,900	$35,923,083
		52,935,989
LIFE & HEALTH INSURANCE—0.1%
Lincoln National Corp.	45,300	1,312,794

LIFE SCIENCES TOOLS & SERVICES—0.2%
Thermo Fisher Scientific, Inc.	43,728	3,154,538

MANAGED HEALTH CARE—1.2%
UnitedHealth Group, Inc.	295,000	16,286,950

MOVIES & ENTERTAINMENT—0.5%
News Corp., Cl. A	235,600	6,535,544

MULTI-LINE INSURANCE—0.5%
American International Group, Inc.*	177,100	6,699,693

OIL & GAS EQUIPMENT & SERVICES—2.2%
Cameron International Corp. *	107,600	6,812,156
Halliburton Company	254,800	10,365,264
National Oilwell Varco, Inc.	71,500	5,301,010
Weatherford International Ltd. *	501,300	6,692,355
		29,170,785
OIL & GAS EXPLORATION & PRODUCTION—2.6%
Anadarko Petroleum Corp.	247,800	19,828,956
Denbury Resources, Inc. *	146,200	2,723,706
Pioneer Natural Resources Co.	63,700	7,487,298
Whitinig Petroleum Corp. *	81,000	3,853,980
		33,893,940
OIL & GAS REFINING & MARKETING—0.3%
Valero Energy Corp.	103,500	4,526,055

OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	333,300	3,772,956
Citigroup, Inc.	229,600	9,679,936
		13,452,892
PAPER PRODUCTS—0.5%
International Paper Co.	167,100	6,921,282

PHARMACEUTICALS—4.9%
Bristol-Myers Squibb Co.	279,700	10,108,358
Eli Lilly & Co.	196,400	10,544,716
Johnson & Johnson	209,100	15,456,672
Pfizer, Inc.	786,100	21,444,808
Sanofi #	99,900	4,863,132
Zoetis, Inc. *(L2)	15,400	400,400
		62,818,086
RAILROADS—0.2%
CSX Corp.	121,700	2,681,051

REGIONAL BANKS—0.8%
Zions Bancorporation	443,800	10,349,416

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RESEARCH & CONSULTING SERVICES—0.4%
Verisk Analytics, Inc., Cl. A*	93,700	$5,168,492

RESTAURANTS—1.9%
McDonald’s Corp.	171,000	16,294,590
Starbucks Corp.	151,400	8,496,568
		24,791,158
SECURITY & ALARM SERVICES—1.1%
ADT Corp., /The	146,700	6,968,250
Tyco International Ltd.	239,200	7,231,016
		14,199,266
SEMICONDUCTOR EQUIPMENT—1.1%
ASML Holding NV #	94,770	7,116,279
Lam Research Corp. *	177,500	7,302,350
		14,418,629
SEMICONDUCTORS—1.1%
Broadcom Corp., Cl. A	221,600	7,190,920
Skyworks Solutions, Inc. *	288,200	6,899,508
		14,090,428
SOFT DRINKS—2.2%
Coca-Cola Co., /The	345,400	12,862,696
PepsiCo, Inc.	223,800	16,303,830
		29,166,526
SPECIALTY CHEMICALS—1.1%
Celanese Corp.	155,000	7,266,400
Rockwood Holdings, Inc.	121,500	6,649,695
		13,916,095
SPECIALTY STORES—0.3%
Dick’s Sporting Goods, Inc.	81,600	3,883,344

SYSTEMS SOFTWARE—0.8%
Red Hat, Inc.*	181,200	10,067,472

TOBACCO—1.8%
Philip Morris International, Inc.	273,760	24,134,682

TRADING COMPANIES & DISTRIBUTORS—1.0%
MRC Global, Inc. *	57,300	1,760,829
United Rentals, Inc. *	124,200	6,287,004
WESCO International, Inc. *	73,400	5,353,062
		13,400,895
WIRELESS TELECOMMUNICATION SERVICES—1.0%
SBA Communications Corp., Cl. A *	53,500	3,726,810
Vodafone Group PLC #	321,800	8,791,576
		12,518,386
TOTAL COMMON STOCKS (Cost $1,120,912,501)		1,234,255,629

MASTER LIMITED PARTNERSHIP —0.9%

ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Blackstone Group LP	399,500	7,390,750

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP—(CONT.)

ASSET MANAGEMENT & CUSTODY BANKS—(CONT.)
Carlyle Group LP, /The	152,900	$4,776,596
		12,167,346
TOTAL MASTER LIMITED PARTNERSHIP (Cost $9,451,808)		12,167,346

REAL ESTATE INVESTMENT TRUST—2.0%

MORTGAGE—0.7%
Two Harbors Investment Corp.	769,700	9,559,674

RESIDENTIAL—0.5%
American Homes 4 Rent*(L2)(a)	385,540	5,975,870

SPECIALIZED—0.8%
Ryman Hospitality Properties	262,678	10,499,240
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $24,790,091)		26,034,784

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.2%

HOMEBUILDING—0.2%
Lennar Corp., 3.25%, 11/15/21(L2)(a) (Cost $1,416,000)	1,416,000	2,698,365

Total Investments (Cost $1,156,570,400)(b)	97.6%	1,275,156,124
Other Assets in Excess of Liabilities	2.4	30,650,343

NET ASSETS	100.0%	$1,305,806,467

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.7% of the net assets of the Fund.

(b)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,160,606,847, amounted to $114,549,277 which consisted of aggregate gross unrealized appreciation of $128,399,150 and aggregate gross unrealized depreciation of $13,849,873.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER LARGE CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—98.5%

AEROSPACE & DEFENSE—3.4%
Honeywell International, Inc.	57,300	$3,910,152
Precision Castparts Corp.	23,300	4,273,220
		8,183,372
AIR FREIGHT & LOGISTICS—1.1%
FedEx Corp.	25,500	2,586,975

APPAREL ACCESSORIES & LUXURY GOODS—1.1%
PVH Corp.	21,500	2,555,705

APPAREL RETAIL—2.9%
Inditex SA	10,100	1,415,471
Limited Brands, Inc.	63,400	3,044,468
TJX Cos., Inc.	57,700	2,606,886
		7,066,825
APPLICATION SOFTWARE—2.7%
Citrix Systems, Inc. *	20,000	1,463,200
Informatica Corp. *	38,740	1,433,767
Salesforce.com, Inc. *	20,800	3,580,304
		6,477,271
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
T. Rowe Price Group, Inc.	27,100	1,936,295

AUTO PARTS & EQUIPMENT—1.5%
Delphi Automotive PLC *	59,500	2,300,270
TRW Automotive Holdings Corp. *	22,900	1,319,727
		3,619,997
BIOTECHNOLOGY—3.1%
Gilead Sciences, Inc. *	65,600	2,587,920
Medivation, Inc. *	21,900	1,190,484
Onyx Pharmaceuticals, Inc. *	23,100	1,790,712
Vertex Pharmaceuticals, Inc. *	40,400	1,809,112
		7,378,228
BROADCASTING—2.3%
CBS Corp., Cl. B	83,400	3,479,448
Discovery Communications, Inc., Series C *	31,100	1,981,381
		5,460,829
CABLE & SATELLITE—2.8%
Comcast Corporation, Cl. A	114,200	4,348,736
Time Warner Cable, Inc.	25,900	2,313,906
		6,662,642
CASINOS & GAMING—1.8%
Las Vegas Sands Corp.	53,000	2,928,250
Wynn Resorts Ltd.	10,500	1,314,810
		4,243,060
COMMUNICATIONS EQUIPMENT—2.6%
Cisco Systems, Inc.	62,800	1,291,796
QUALCOMM, Inc.	75,800	5,005,074
		6,296,870

	SHARES	VALUE
COMMON STOCKS—(CONT.)

COMPUTER HARDWARE—10.1%
Apple, Inc.	44,060	$20,060,959
Teradata Corp. *	69,000	4,599,540
		24,660,499
CONSTRUCTION & ENGINEERING—0.6%
Quanta Services, Inc.*	51,700	1,497,749

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.7%
Cummins, Inc.	11,100	1,274,613
Volvo AB #	194,700	2,867,931
		4,142,544
CONSUMER FINANCE—1.7%
American Express Co.	26,800	1,576,108
Capital One Financial Corp.	42,900	2,416,128
		3,992,236
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Mastercard, Inc., Cl. A	3,800	1,969,920

ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Stericycle, Inc.*	20,700	1,953,045

FERTILIZERS & AGRICULTURAL CHEMICALS—1.4%
Monsanto Co.	21,100	2,138,485
Mosaic Co., /The	21,400	1,310,750
		3,449,235
FOOD RETAIL—0.7%
Whole Foods Market, Inc.	16,700	1,607,375

GENERAL MERCHANDISE STORES—1.8%
Dollar General Corp.*	91,800	4,242,996

HEALTH CARE DISTRIBUTORS—1.1%
Cardinal Health, Inc.	59,700	2,615,457

HEALTH CARE FACILITIES—1.4%
HCA Holdings, Inc.	87,400	3,290,610

HEALTH CARE SERVICES—1.6%
Express Scripts, Inc.*	72,200	3,856,924

HEALTH CARE TECHNOLOGY—0.8%
Agilent Technologies, Inc.	43,500	1,947,930

HOME IMPROVEMENT RETAIL—1.6%
Home Depot, Inc., /The	57,900	3,874,668

HOMEBUILDING—1.2%
Lennar Corp., Cl. A	68,500	2,845,490

HOUSEHOLD PRODUCTS—1.4%
Procter & Gamble Co., /The	46,060	3,461,870

HYPERMARKETS & SUPER CENTERS—1.1%
Costco Wholesale Corp.	25,200	2,578,968

INDUSTRIAL MACHINERY—1.3%
Pall Corp.	18,900	1,290,870

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INDUSTRIAL MACHINERY—(CONT.)
Xylem, Inc.	67,900	$1,896,447
		3,187,317
INTERNET RETAIL—1.8%
Amazon.com, Inc.*	16,600	4,407,300

INTERNET SOFTWARE & SERVICES—8.7%
eBay, Inc. *	97,955	5,478,623
Facebook, Inc. *	145,800	4,515,426
Google, Inc., Cl. A *	11,900	8,992,711
LinkedIn Corp. *	18,200	2,252,978
		21,239,738
INVESTMENT BANKING & BROKERAGE—1.0%
Morgan Stanley	107,600	2,458,660

IT CONSULTING & OTHER SERVICES—3.8%
Cognizant Technology Solutions Corp., Cl. A *	28,000	2,189,040
International Business Machines Corp.	34,200	6,944,994
		9,134,034
LIFE & HEALTH INSURANCE—0.6%
Prudential Financial, Inc.	26,739	1,547,653

MANAGED HEALTH CARE—0.5%
UnitedHealth Group, Inc.	21,500	1,187,015

MOTORCYCLE MANUFACTURERS—0.8%
Harley-Davidson, Inc.	36,200	1,897,604

MOVIES & ENTERTAINMENT—2.3%
News Corp., Cl. A	154,400	4,283,056
Walt Disney Co., /The	23,900	1,287,732
		5,570,788
OIL & GAS EQUIPMENT & SERVICES—4.7%
Cameron International Corp. *	87,900	5,564,949
Halliburton Company	68,900	2,802,852
National Oilwell Varco, Inc.	38,600	2,861,804
		11,229,605
OIL & GAS EXPLORATION & PRODUCTION—3.3%
Anadarko Petroleum Corp.	54,700	4,377,094
Pioneer Natural Resources Co.	30,000	3,526,200
		7,903,294
OIL & GAS REFINING & MARKETING—0.9%
Tesoro Corp.	45,200	2,200,788

PACKAGED FOODS & MEATS—0.8%
Hershey Co., /The	23,100	1,835,295

PAPER PRODUCTS—1.3%
International Paper Co.	78,100	3,234,902

PHARMACEUTICALS—5.3%
Actavis, Inc. *	38,100	3,291,459
Bristol-Myers Squibb Co.	37,300	1,348,022
Eli Lilly & Co.	62,100	3,334,149

	SHARES	VALUE
COMMON STOCKS—(CONT.)

PHARMACEUTICALS—(CONT.)
Johnson & Johnson	67,400	$4,982,208
Zoetis, Inc. *(L2)	2,800	72,800
		13,028,638
RESEARCH & CONSULTING SERVICES—1.1%
Verisk Analytics, Inc., Cl. A*	47,300	2,609,068

RESTAURANTS—0.5%
Chipotle Mexican Grill, Inc.*	4,300	1,320,143

SEMICONDUCTOR EQUIPMENT—1.7%
ASML Holding NV#	55,857	4,194,302

SPECIALTY CHEMICALS—0.5%
Celanese Corp.	26,800	1,256,384

SPECIALTY STORES—0.6%
Tractor Supply Co.	13,200	1,368,444

WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp., Cl. A*	36,500	2,542,590
TOTAL COMMON STOCKS (Cost $213,764,171)		237,809,147

MASTER LIMITED PARTNERSHIP —0.9%

ASSET MANAGEMENT & CUSTODY BANKS—0.9%
KKR & Co., LP	122,900	2,074,552
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,794,810)		2,074,552

Total Investments (Cost $215,558,981)(a)	99.4%	239,883,699
Other Assets in Excess of Liabilities	0.6	1,445,736

NET ASSETS	100.0%	$241,329,435

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $215,975,555, amounted to $23,908,144 which consisted of aggregate gross unrealized appreciation of $27,035,612 and aggregate gross unrealized depreciation of $3,127,468.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER MID CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—96.8%

ADVERTISING—0.8%
Lamar Advertising Co., Cl. A*	36,900	$1,573,416

AEROSPACE & DEFENSE—1.7%
B/E Aerospace, Inc. *	30,500	1,570,445
Triumph Group, Inc.	28,800	2,026,656
		3,597,101
AIR FREIGHT & LOGISTICS—0.5%
Expeditors International of Washington Inc.	24,000	1,029,600

AIRLINES—1.5%
Alaska Air Group, Inc. *	33,500	1,545,355
Delta Air Lines, Inc. *	111,600	1,550,124
		3,095,479
ALTERNATIVE CARRIERS—0.8%
TW Telecom, Inc.*	61,300	1,693,719

APPAREL ACCESSORIES & LUXURY GOODS—4.5%
Fifth & Pacific Cos, Inc. *	162,300	2,450,730
Michael Kors Holdings Ltd. *	39,700	2,228,361
PVH Corp.	26,100	3,102,507
Ralph Lauren Corp.	11,400	1,897,872
		9,679,470
APPAREL RETAIL—1.2%
Limited Brands, Inc.	52,800	2,535,456

APPLICATION SOFTWARE—3.5%
Cadence Design Systems, Inc. *	182,400	2,540,832
Citrix Systems, Inc. *	32,300	2,363,068
Nuance Communications, Inc. *	35,200	846,560
Splunk, Inc. *	51,200	1,687,552
		7,438,012
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Affiliated Managers Group, Inc. *	7,200	1,036,296
T. Rowe Price Group, Inc.	24,100	1,721,945
WisdomTree Investments, Inc. *	60,400	522,460
		3,280,701
AUTO PARTS & EQUIPMENT—1.0%
Delphi Automotive PLC*	51,850	2,004,521

BIOTECHNOLOGY—4.3%
Alexion Pharmaceuticals, Inc. *	15,650	1,470,944
Idenix Pharmaceuticals, Inc. *	198,021	940,600
Medivation, Inc. *	52,600	2,859,335
Merrimack Pharmaceuticals, Inc. *	239,200	1,451,944
Onyx Pharmaceuticals, Inc. *	12,250	949,620
Vertex Pharmaceuticals, Inc. *	32,100	1,437,438
		9,109,881
BROADCASTING—2.5%
CBS Corp., Cl. B	49,400	2,060,968
Discovery Communications, Inc., Series C *	32,800	2,089,688

	SHARES	VALUE
COMMON STOCKS—(CONT.)

BROADCASTING—(CONT.)
Scripps Networks Interactive, Inc., Cl. A	18,800	$1,161,276
		5,311,932
BUILDING PRODUCTS—0.6%
Owens Corning*	31,400	1,308,438

CABLE & SATELLITE—2.0%
AMC Networks, Inc. *	5,500	313,335
DISH Network Corp. *	55,200	2,057,304
Sirius XM Radio, Inc.	551,700	1,732,338
		4,102,977
CASINOS & GAMING—1.0%
Wynn Resorts Ltd.*	16,800	2,103,696

CHEMICALS—0.0%
Metabolix, Inc.*	51,768	77,652

COMMUNICATIONS EQUIPMENT—1.1%
F5 Networks, Inc. *	14,100	1,478,808
Motorola Solutions, Inc.	13,900	811,621
		2,290,429
COMPUTER HARDWARE—0.5%
Teradata Corp.*	16,200	1,079,892

COMPUTER STORAGE & PERIPHERALS—0.4%
SanDisk Corp.*	15,800	789,842

CONSTRUCTION & ENGINEERING—1.2%
Quanta Services, Inc. *	41,800	1,210,946
TPI - Triunfo Participacoes e Investimentos SA	200,000	1,243,721
		2,454,667
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.5%
Terex Corp.*	32,400	1,049,112

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Alliance Data Systems Corp. *	6,700	1,055,920
Paychex, Inc.	30,800	1,005,004
		2,060,924
DISTILLERS & VINTNERS—1.4%
Beam, Inc.	47,400	2,907,516

DISTRIBUTORS—0.9%
LKQ Corp.*	80,400	1,800,156

DIVERSIFIED CHEMICALS—2.4%
Eastman Chemical Co.	29,100	2,070,465
PPG Industries, Inc.	21,600	2,977,992
		5,048,457
EDUCATION SERVICES—0.6%
Anhanguera Educacional Participacoes SA	59,500	1,158,140

ELECTRIC UTILITIES—1.0%
ITC Holdings Corp.	24,800	2,008,800

	SHARES	VALUE
COMMON STOCKS—(CONT.)

ELECTRICAL COMPONENTS & EQUIPMENT—1.5%
Eaton Corp., PLC	27,100	$1,543,345
Rockwell Automation, Inc.	17,400	1,551,906
		3,095,251
ENVIRONMENTAL & FACILITIES SERVICES—1.5%
Clean Harbors, Inc. *	27,900	1,550,961
Stericycle, Inc. *	17,400	1,641,690
		3,192,651
FOOD RETAIL—1.6%
Fresh Market, Inc., /The *	48,818	2,386,712
Whole Foods Market, Inc.	10,800	1,039,500
		3,426,212
GENERAL MERCHANDISE STORES—1.4%
Dollar General Corp.*	64,200	2,967,324

HEALTH CARE DISTRIBUTORS—1.0%
Cardinal Health, Inc.	47,900	2,098,499

HEALTH CARE EQUIPMENT—0.3%
Thoratec Corp.*	17,100	624,663

HEALTH CARE FACILITIES—0.8%
Tenet Healthcare Corporation*	45,525	1,767,736

HEALTH CARE SERVICES—1.8%
Catamaran Corp. *	41,390	2,147,727
HMS Holdings Corp. *	59,000	1,608,340
		3,756,067
HEALTH CARE TECHNOLOGY—1.0%
Agilent Technologies, Inc.	46,200	2,068,836

HOMEBUILDING—0.3%
Standard Pacific Corp.*	77,000	639,100

HOTELS RESORTS & CRUISE LINES—1.2%
Wyndham Worldwide Corporation	46,400	2,588,656

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Robert Half International, Inc.	59,100	2,082,684

INDUSTRIAL MACHINERY—3.3%
Chart Industries, Inc. *	16,300	1,078,897
Pall Corp.	24,200	1,652,860
Parker Hannifin Corp.	12,300	1,143,531
SPX Corp.	21,100	1,574,693
Xylem, Inc.	55,500	1,550,115
		7,000,096
INTERNET SOFTWARE & SERVICES—4.3%
Equinix, Inc. *	7,300	1,572,639
LinkedIn Corp. *	22,600	2,797,654
OpenTable, Inc. *	32,555	1,715,323
Rackspace Hosting, Inc. *	27,800	2,094,730
Yelp, Inc. *	37,900	804,996
		8,985,342

	SHARES	VALUE
COMMON STOCKS—(CONT.)

INVESTMENT BANKING & BROKERAGE—0.5%
TD Ameritrade Holding Corp.	56,500	$1,095,535

LIFE & HEALTH INSURANCE—0.6%
Lincoln National Corp.	41,100	1,191,078

LIFE SCIENCES TOOLS & SERVICES—0.5%
Illumina, Inc.*	19,200	972,096

METAL & GLASS CONTAINERS—1.0%
Crown Holdings, Inc.*	53,400	2,021,724

MOTORCYCLE MANUFACTURERS—0.6%
Harley-Davidson, Inc.	24,500	1,284,290

OIL & GAS EQUIPMENT & SERVICES—2.4%
Cameron International Corp. *,^	42,600	2,697,006
Superior Energy Services, Inc. *	92,200	2,302,234
		4,999,240
OIL & GAS EXPLORATION & PRODUCTION—3.9%
Cabot Oil & Gas Corp. ^	28,900	1,525,342
Denbury Resources, Inc. *,^	102,600	1,911,438
Pioneer Natural Resources Co. ^	31,300	3,679,002
Whitinig Petroleum Corp. *,^	21,900	1,042,002
		8,157,784
OIL & GAS REFINING & MARKETING—0.4%
Tesoro Corp.^	18,200	886,158

PACKAGED FOODS & MEATS—2.5%
ConAgra Foods, Inc.	78,800	2,575,972
Hershey Co., /The	33,800	2,685,410
		5,261,382
PAPER PRODUCTS—0.9%
International Paper Co.	45,000	1,863,900

PHARMACEUTICALS—3.2%
Actavis, Inc. *	35,600	3,075,484
Questcor Pharmaceuticals, Inc.	46,850	1,193,738
Vivus, Inc. *	58,000	702,380
Warner Chilcott PLC, Cl. A	124,050	1,757,789
Zoetis, Inc. *(L2)	2,500	65,000
		6,794,391
PROPERTY & CASUALTY INSURANCE—0.5%
Fidelity National Financial, Inc.	41,600	1,044,160

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
BR Properties SA	91,400	1,186,804

REAL ESTATE SERVICES—1.4%
Jones Lang LaSalle, Inc.	31,600	2,911,624

REGIONAL BANKS—1.0%
Zions Bancorporation	93,300	2,175,756

RESEARCH & CONSULTING SERVICES—1.6%
CoStar Group, Inc. *	17,600	1,650,528

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RESEARCH & CONSULTING SERVICES—(CONT.)
Verisk Analytics, Inc., Cl. A *	30,100	$1,660,316
		3,310,844
RESTAURANTS—0.6%
Chipotle Mexican Grill, Inc.*	4,400	1,350,844

SECURITY & ALARM SERVICES—0.7%
ADT Corp., /The*	32,500	1,543,750

SEMICONDUCTOR EQUIPMENT—1.1%
Lam Research Corp.*	53,600	2,205,104

SEMICONDUCTORS—3.3%
Avago Technologies Ltd.	51,500	1,842,155
Microsemi Corp. *	80,000	1,673,600
Skyworks Solutions, Inc. *	62,050	1,485,477
Xilinx, Inc.	52,600	1,919,374
		6,920,606
SPECIALIZED FINANCE—0.5%
Moody’s Corp.	20,800	1,140,256

SPECIALTY CHEMICALS—2.3%
Celanese Corp.	48,800	2,287,744
Rockwood Holdings, Inc.	45,100	2,468,323
		4,756,067
SPECIALTY STORES—1.0%
L’Occitane International SA	311,900	937,065
Tractor Supply Co.	10,800	1,119,636
		2,056,701
SYSTEMS SOFTWARE—3.2%
CommVault Systems, Inc. *	11,800	905,414
Fortinet, Inc. *	58,900	1,389,451
NetSuite, Inc. *	7,500	526,725
Red Hat, Inc. *	49,200	2,733,552
Sourcefire, Inc. *	26,400	1,124,640
		6,679,782
TRADING COMPANIES & DISTRIBUTORS—1.4%
WESCO International, Inc. *	14,200	1,035,606
WW Grainger, Inc.	9,100	1,982,162
		3,017,768
WIRELESS TELECOMMUNICATION SERVICES—1.6%
SBA Communications Corp., Cl. A*	49,250	3,430,755
TOTAL COMMON STOCKS (Cost $190,960,524)		203,141,502

MASTER LIMITED PARTNERSHIP —0.8%

ASSET MANAGEMENT & CUSTODY BANKS—0.8%
KKR & Co., LP	101,000	1,704,880
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,748,942)		1,704,880

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—1.5%

RESIDENTIAL—1.0%
American Homes 4 Rent*(a)	129,300	$2,004,150

SPECIALIZED—0.5%
Extra Space Storage, Inc.	26,300	1,047,792
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,760,909)		3,051,942

	CONTRACTS
PURCHASED OPTIONS—0.0%

PUT OPTIONS—0.0%
Cameron International Corp./ February/ 55*	110	550
Tesoro Corp./ February/ 43*	146	2,628
(Cost $6,372)		3,178
TOTAL PURCHASED OPTIONS (Cost $6,372)		3,178

Total Investments (Cost $195,476,747)(b)	99.1%	207,901,502
Other Assets in Excess of Liabilities	0.9	1,719,241

NET ASSETS	100.0%	$209,620,743

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

^	All or a portion of this security has been pledged as collateral for written call options.
*	Non-income producing security.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.0% of the net assets of the Fund.

(b)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $196,467,359, amounted to $11,434,143 which consisted of aggregate gross unrealized appreciation of $18,752,468 and aggregate gross unrealized depreciation of $7,318,325.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

	CONTRACTS	SHARES SUBJECT TO PUT/ CALL	VALUE
PUT OPTIONS WRITTEN
Cabot Oil & Gas Corp./ February/ 49	73	7,300	$1,460
Cabot Oil & Gas Corp./ February/ 50	73	7,300	2,263
Cabot Oil & Gas Corp./ February/ 55	74	7,400	17,760
Cameron International Corp./ February/ 57.5	74	7,400	740
Cameron International Corp./ February/ 60	184	18,400	6,440
Cameron International Corp./ February/ 62.5	74	7,400	5,920
Denbury Resources, Inc./ February/ 17	109	10,900	—
Denbury Resources, Inc./ February/ 18	73	7,300	730
Peabody Energy Corp./ February/ 27	110	11,000	21,780
Pioneer Natural Resources Co./ February/ 110	27	2,700	3,375
Pioneer Natural Resources Co./ February/ 115	36	3,600	9,720
Tesoro Corp./ February/ 42	73	7,300	657
Tesoro Corp./ February/ 43	37	3,700	666
Tesoro Corp./ February/ 44	110	11,000	2,860
Tesoro Corp./ February/ 46	37	3,700	2,331
Tesoro Corp./ February/ 47	37	3,700	3,219
Tesoro Corp./ February/ 48	37	3,700	4,884
Whiting Petroleum Corp./ February/ 45	18	1,800	360
Whiting Petroleum Corp./ February/ 47	54	5,400	3,780
Whiting Petroleum Corp./ February/ 48	37	3,700	4,995
Whiting Petroleum Corp./ February/ 49	128	12,800	23,040
TOTAL PUT OPTIONS WRITTEN (Premiums Received $250,830)			116,980

CALL OPTIONS WRITTEN
Cabot Oil & Gas Corp./ February/ 46	36	3,600	24,120
Cabot Oil & Gas Corp./ February/ 49	73	7,300	28,470
Cabot Oil & Gas Corp./ February/ 50	37	3,700	11,470
Cameron International Corp./ February/ 55	110	11,000	99,000
Cameron International Corp./ February/ 57.5	110	11,000	79,530
Cameron International Corp./ February/ 60	37	3,700	18,130
Denbury Resources, Inc./ February/ 16	182	18,200	46,410
Denbury Resources, Inc./ February/ 17	182	18,200	29,120
Pioneer Natural Resources Co./ February/ 105	18	1,800	23,040
Pioneer Natural Resources Co./ February/ 110	55	5,500	51,150
Pioneer Natural Resources Co./ February/ 115	27	2,700	15,390
Tesoro Corp./ February/ 45	37	3,700	16,465
Tesoro Corp./ February/ 46	37	3,700	11,840
Whiting Petroleum Corp./ February/ 47	37	3,700	5,550
Whiting Petroleum Corp./ February/ 48	37	3,700	3,700
Whiting Petroleum Corp./ February/ 49	73	7,300	2,920
TOTAL CALL OPTIONS WRITTEN (Premiums Received $235,364)			466,305
TOTAL OPTIONS WRITTEN (Premiums Received $486,194)			$583,285

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMID CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—93.3%

AEROSPACE & DEFENSE—2.4%
B/E Aerospace, Inc. *	103,450	$5,326,640
Hexcel Corp. *	187,250	5,016,428
TransDigm Group, Inc.	37,900	5,133,176
Triumph Group, Inc.	133,242	9,376,239
		24,852,483
AIRLINES—1.3%
Alaska Air Group, Inc. *	205,950	9,500,474
US Airways Group, Inc. *	283,950	4,054,806
		13,555,280
ALTERNATIVE CARRIERS—0.6%
TW Telecom, Inc.*	218,950	6,049,589

APPAREL ACCESSORIES & LUXURY GOODS—2.5%
Fifth & Pacific Cos, Inc. *	533,150	8,050,565
Fossil, Inc. *	68,200	7,200,556
PVH Corp.	94,400	11,221,327
		26,472,448
APPAREL RETAIL—2.1%
ANN, Inc. *	263,400	8,123,256
Ascena Retail Group, Inc. *	385,800	6,539,310
Children’s Place Retail Stores, Inc., /The *	147,750	7,363,860
		22,026,426
APPLICATION SOFTWARE—3.1%
Cadence Design Systems, Inc. *	886,200	12,344,765
Factset Research Systems, Inc.	76,300	7,059,276
Nuance Communications, Inc. *	219,400	5,276,570
QLIK Technologies, Inc. *	368,600	8,186,606
		32,867,217
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Affiliated Managers Group, Inc. *	64,862	9,335,588
Walter Investment Management Corp. *	150,300	6,734,943
		16,070,531
AUTO PARTS & EQUIPMENT—1.4%
Dana Holding Corp.	475,395	7,644,352
WABCO Holdings, Inc. *	107,750	6,751,615
		14,395,967
BIOTECHNOLOGY—6.6%
Achillion Pharmaceuticals, Inc. *	177,500	1,593,950
Acorda Therapeutics, Inc. *	158,950	4,590,476
Alkermes PLC *	311,600	7,182,380
Ariad Pharmaceuticals, Inc. *	255,130	5,071,984
BioMarin Pharmaceutical, Inc. *	117,150	6,430,364
Cepheid, Inc. *	228,850	8,288,946
Cubist Pharmaceuticals, Inc. *	75,500	3,249,520
Medivation, Inc. *	123,000	6,686,280
Onyx Pharmaceuticals, Inc. *	70,050	5,430,276
Optimer Pharmaceuticals, Inc. *	311,150	2,887,472

	SHARES	VALUE
COMMON STOCKS—(CONT.)

BIOTECHNOLOGY—(CONT.)
Pharmacyclics, Inc. *	98,200	$6,808,206
Seattle Genetics, Inc. *	132,700	3,908,015
Synageva BioPharma Corp. *	62,000	2,868,120
Theravance, Inc. *	112,000	2,492,000
		67,487,989
BUILDING PRODUCTS—1.2%
AO Smith Corp.	103,350	7,160,088
Armstrong World Industries, Inc.	92,450	5,083,826
		12,243,914
CABLE & SATELLITE—0.9%
AMC Networks, Inc.*	167,650	9,551,021

COMMUNICATIONS EQUIPMENT—1.4%
Aruba Networks, Inc. *	237,400	5,469,696
Ciena Corp. *	189,250	2,963,655
Finisar Corp. *	169,800	2,631,900
JDS Uniphase Corp. *	268,900	3,901,739
		14,966,990
COMPUTER STORAGE & PERIPHERALS—0.4%
Fusion-io, Inc.*	236,200	4,128,776

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Lindsay Corp.	89,800	8,354,992
Terex Corp. *	79,950	2,588,781
		10,943,773
DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Alliance Data Systems Corp. *	63,650	10,031,240
WEX, Inc. *	141,000	11,084,010
		21,115,250
DISTRIBUTORS—0.9%
LKQ Corp.*	435,050	9,740,770

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	144,450	11,700,450

ELECTRONIC MANUFACTURING SERVICES—0.5%
Trimble Navigation Ltd.*	83,395	5,212,188

ENVIRONMENTAL & FACILITIES SERVICES—2.6%
Clean Harbors, Inc. *	128,500	7,143,315
Tetra Tech, Inc. *	404,250	11,585,804
Waste Connections, Inc.	238,375	8,586,268
		27,315,387
FOOD DISTRIBUTORS—0.8%
United Natural Foods, Inc.*	147,150	7,943,157

FOOD RETAIL—0.6%
Fresh Market, Inc., /The*	130,600	6,385,034

GOLD—0.4%
Royal Gold, Inc.	56,550	4,222,589

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE EQUIPMENT—2.0%
Insulet Corp. *	156,900	$3,619,683
Sirona Dental Systems, Inc. *	76,750	5,101,573
Thoratec Corp. *	145,400	5,311,462
Volcano Corp. *	275,150	6,889,756
		20,922,474
HEALTH CARE FACILITIES—1.4%
Healthsouth Corp. *	181,550	4,331,783
Universal Health Services, Inc., Cl. B	184,150	10,430,256
		14,762,039
HEALTH CARE SERVICES—1.9%
Catamaran Corp. *	232,022	12,039,622
HMS Holdings Corp. *	269,250	7,339,755
		19,379,377
HEALTH CARE SUPPLIES—1.1%
Align Technology, Inc. *	247,800	7,771,008
Endologix, Inc. *	236,200	3,620,946
		11,391,954
HEALTH CARE TECHNOLOGY—0.5%
athenahealth, Inc.*	65,500	5,663,785

HOMEBUILDING—0.8%
NVR, Inc.*	8,100	8,340,246

HOTELS RESORTS & CRUISE LINES—1.1%
Marriott Vacations Worldwide Corp.*	268,150	11,900,497

HOUSEWARES & SPECIALTIES—2.1%
Jarden Corp. *	195,300	11,491,452
Tupperware Brands Corp.	141,785	10,804,017
		22,295,469
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.6%
Robert Half International, Inc.	259,750	9,153,590
Towers Watson & Co.	123,000	7,512,840
		16,666,430
INDUSTRIAL MACHINERY—3.4%
Actuant Corp., Cl. A	407,750	12,020,469
Kennametal, Inc.	183,700	7,533,537
Lincoln Electric Holdings, Inc.	203,300	10,963,969
SPX Corp.	71,500	5,336,045
		35,854,020
INSURANCE BROKERS—0.7%
Brown & Brown, Inc.	285,350	7,801,469

INTERNET SOFTWARE & SERVICES—2.3%
DealerTrack Holdings, Inc. *	290,900	9,186,621
IAC/InterActiveCorp.	144,300	5,952,375
OpenTable, Inc. *	161,350	8,501,532
		23,640,528
INVESTMENT BANKING & BROKERAGE—0.5%
LPL Financial Holdings, Inc.	161,750	5,386,275

	SHARES	VALUE
COMMON STOCKS—(CONT.)

IT CONSULTING & OTHER SERVICES—0.9%
Gartner, Inc.*	187,550	$9,660,701

LEISURE FACILITIES—1.9%
Life Time Fitness, Inc. *	184,600	9,364,758
Six Flags Entertainment Corp.	162,100	10,202,574
		19,567,332
LEISURE PRODUCTS—1.0%
Brunswick Corp.	291,050	10,524,368

LIFE SCIENCES TOOLS & SERVICES—1.6%
Bruker Corp. *	305,700	5,157,159
Charles River Laboratories International Inc. *	161,100	6,656,652
Mettler-Toledo International, Inc. *	25,100	5,334,503
		17,148,314
MANAGED HEALTH CARE—0.8%
Centene Corp. *	107,000	4,618,120
Molina Healthcare, Inc. *	112,400	3,227,004
		7,845,124
METAL & GLASS CONTAINERS—1.5%
Ball Corp.	139,550	6,212,766
Crown Holdings, Inc. *	236,750	8,963,355
		15,176,121
OIL & GAS EQUIPMENT & SERVICES—1.9%
Dresser-Rand Group, Inc. *	100,600	6,141,630
Oceaneering International, Inc.	67,550	4,269,836
Oil States International, Inc. *	119,050	9,235,899
		19,647,365
OIL & GAS EXPLORATION & PRODUCTION—2.8%
Oasis Petroleum, Inc. *	132,150	4,741,542
SM Energy Co.	197,400	11,480,783
Whitinig Petroleum Corp. *	175,150	8,333,637
WPX Energy, Inc. *	309,750	4,655,543
		29,211,505
PACKAGED FOODS & MEATS—2.4%
B&G Foods, Inc.	333,650	10,576,704
Hain Celestial Group, Inc. *	169,450	9,656,956
WhiteWave Foods Co. *	325,800	5,274,702
		25,508,362
PHARMACEUTICALS—1.6%
Questcor Pharmaceuticals, Inc.	186,700	4,757,116
ViroPharma, Inc. *	155,500	4,145,630
Vivus, Inc. *	313,450	3,795,880
Warner Chilcott PLC, Cl. A	260,600	3,692,702
		16,391,328
RAILROADS—1.2%
Genesee & Wyoming, Inc., Cl. A*	150,300	12,712,374

REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	81,500	7,509,410

	SHARES	VALUE
COMMON STOCKS—(CONT.)

REGIONAL BANKS—1.8%
Texas Capital Bancshares, Inc. *	216,900	$8,979,660
Zions Bancorporation	432,150	10,077,738
		19,057,398
RESTAURANTS—1.1%
Dunkin’ Brands Group, Inc.	319,150	11,652,167

SEMICONDUCTOR EQUIPMENT—1.0%
Lam Research Corp.*	258,668	10,641,602

SEMICONDUCTORS—2.2%
Mellanox Technologies Ltd. *	99,955	5,319,605
Microsemi Corp. *	334,000	6,987,280
ON Semiconductor Corp. *	675,650	5,303,853
Skyworks Solutions, Inc. *	236,200	5,654,628
		23,265,366
SPECIALIZED CONSUMER SERVICES—0.8%
Sotheby’s	119,900	4,306,808
Weight Watchers International, Inc.	76,050	4,066,394
		8,373,202
SPECIALTY CHEMICALS—4.5%
Chemtura Corp. *	425,950	10,103,533
Cytec Industries, Inc.	131,750	9,657,275
PolyOne Corp.	441,100	9,633,624
Rockwood Holdings, Inc.	139,050	7,610,207
Valspar Corp.	137,005	9,080,691
		46,085,330
SPECIALTY STORES—1.8%
GNC Holdings, Inc., Cl. A	265,900	9,556,446
Ulta Salon, Cosmetics & Fragrance, Inc.	92,400	9,038,568
		18,595,014
SYSTEMS SOFTWARE—3.6%
CommVault Systems, Inc. *	130,550	10,017,101
Fortinet, Inc. *	418,800	9,879,491
MICROS Systems, Inc. *	173,100	7,967,793
NetSuite, Inc. *	129,650	9,105,320
		36,969,705
THRIFTS & MORTGAGE FINANCE—0.5%
Northwest Bancshares, Inc.	405,150	4,942,830

TRADING COMPANIES & DISTRIBUTORS—1.9%
MRC Global, Inc. *	254,000	7,805,420
United Rentals, Inc. *	135,900	6,879,258
WESCO International, Inc. *	71,900	5,243,667
		19,928,345
WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp., Cl. A*	169,050	11,776,023
TOTAL COMMON STOCKS (Cost $784,448,875)		975,441,078

	SHARES	VALUE
MASTER LIMITED PARTNERSHIP —0.8%

ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Och-Ziff Capital Management Group LLC, Cl. A	815,900	$8,077,410
TOTAL MASTER LIMITED PARTNERSHIP (Cost $7,605,863)		8,077,410

REAL ESTATE INVESTMENT TRUST—4.4%

MORTGAGE—1.7%
American Capital Mortgage Investment Corp.	269,250	7,022,040
Two Harbors Investment Corp.	858,100	10,657,602
		17,679,642
RETAIL—1.4%
Tanger Factory Outlet Centers	207,100	7,335,482
Taubman Centers, Inc.	90,750	7,396,125
		14,731,607
SPECIALIZED—1.3%
Ryman Hospitality Properties	126,192	5,043,894
Sovran Self Storage, Inc.	131,200	8,559,488
		13,603,382
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $39,570,672)		46,014,631

Total Investments (Cost $831,625,410)(a)	98.5%	1,029,533,119
Other Assets in Excess of Liabilities	1.5	15,422,465

NET ASSETS	100.0%	$1,044,955,584

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
(a)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $834,471,754, amounted to $195,061,365 which consisted of aggregate gross unrealized appreciation of $212,443,305 and aggregate gross unrealized depreciation of $17,381,940.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMALL CAP GROWTH FUND

Schedule of Investments‡  (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—91.9%

AEROSPACE & DEFENSE—1.5%
Esterline Technologies Corp. *	36,120	$2,398,007
Hexcel Corp. *	43,700	1,170,723
		3,568,730
AIR FREIGHT & LOGISTICS—1.0%
HUB Group, Inc., Cl. A*	64,800	2,385,288

AIRLINES—1.5%
Alaska Air Group, Inc. *	56,600	2,610,958
US Airways Group, Inc. *	78,300	1,118,124
		3,729,082
ALTERNATIVE CARRIERS—0.8%
Cogent Communications Group, Inc.	76,800	1,902,336

APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Fifth & Pacific Cos, Inc.*	159,000	2,400,900

APPAREL RETAIL—2.2%
ANN, Inc. *	53,900	1,662,276
Children’s Place Retail Stores, Inc., /The *	33,400	1,664,656
DSW, Inc., Cl. A	30,000	2,007,900
		5,334,832
APPLICATION SOFTWARE—4.5%
Aspen Technology, Inc. *	81,300	2,487,780
BroadSoft, Inc. *	34,700	1,178,759
Cadence Design Systems, Inc. *	205,000	2,855,649
QLIK Technologies, Inc. *	85,886	1,907,528
Ultimate Software Group, Inc. *	27,200	2,761,888
		11,191,604
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Walter Investment Management Corp. *	39,200	1,756,552
WisdomTree Investments, Inc. *	221,900	1,919,435
		3,675,987
AUTO PARTS & EQUIPMENT—1.4%
American Axle & Manufacturing Holdings, Inc. *	132,600	1,548,768
Dana Holding Corp.	110,400	1,775,232
		3,324,000
BIOTECHNOLOGY—4.9%
Achillion Pharmaceuticals, Inc. *	44,400	398,712
Acorda Therapeutics, Inc. *	38,300	1,106,104
Alkermes PLC *	83,200	1,917,760
Cepheid, Inc. *	54,300	1,966,746
Cubist Pharmaceuticals, Inc. *	25,100	1,080,304
Idenix Pharmaceuticals, Inc. *	155,500	738,625
Optimer Pharmaceuticals, Inc. *	33,900	314,592
Pharmacyclics, Inc. *	30,504	2,114,841
Seattle Genetics, Inc. *	29,700	874,665
Synageva BioPharma Corp. *	22,900	1,059,354
Theravance, Inc. *	26,100	580,725
		12,152,428

	SHARES	VALUE
COMMON STOCKS—(CONT.)

BUILDING PRODUCTS—1.1%
AO Smith Corp.	37,600	$2,604,928

COMMUNICATIONS EQUIPMENT—2.5%
Aruba Networks, Inc. *	71,500	1,647,360
Ciena Corp. *	58,600	917,676
Finisar Corp. *	39,200	607,600
RADWARE Ltd. *	48,800	1,774,856
Ruckus Wireless, Inc. *	46,482	1,095,116
		6,042,608
COMPUTER HARDWARE—1.3%
3D Systems Corp. *	24,500	1,417,325
Silicon Graphics International Corp. *	125,900	1,830,586
		3,247,911
COMPUTER STORAGE & PERIPHERALS—0.4%
Fusion-io, Inc.*	62,200	1,087,256

CONSTRUCTION & ENGINEERING—0.2%
Primoris Services Corp.	26,200	502,516

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Lindsay Corp.	21,000	1,953,840

CONSTRUCTION MATERIALS—0.5%
Eagle Materials Inc.	18,400	1,191,768

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
WEX, Inc.*	30,475	2,395,640

EDUCATION SERVICES—0.2%
Bright Horizons Family Solutions, Inc.*	14,100	394,800

ELECTRONIC EQUIPMENT MANUFACTURERS—1.1%
Cognex Corp.	68,700	2,724,642

ENVIRONMENTAL & FACILITIES SERVICES—1.6%
Clean Harbors, Inc. *	21,500	1,195,185
Tetra Tech, Inc. *	91,200	2,613,792
		3,808,977
FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	39,800	2,148,404

FOOD RETAIL—0.7%
Fresh Market, Inc., /The*	33,000	1,613,370

FOOTWEAR—0.5%
Wolverine World Wide, Inc.	29,400	1,264,200

HEALTH CARE EQUIPMENT—3.8%
HeartWare International, Inc. *	16,200	1,464,156
Insulet Corp. *	93,700	2,161,659
NxStage Medical, Inc. *	104,400	1,221,480
Thoratec Corp. *	36,128	1,319,756
Volcano Corp. *	69,900	1,750,296
Wright Medical Group, Inc. *	64,900	1,371,986
		9,289,333

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE FACILITIES—1.8%
Healthsouth Corp. *	73,900	$1,763,254
Tenet Healthcare Corporation *	68,200	2,648,206
		4,411,460
HEALTH CARE SERVICES—2.4%
Accretive Health, Inc. *	132,900	1,715,739
HMS Holdings Corp. *	64,900	1,769,174
Team Health Holdings, Inc. *	71,300	2,414,931
		5,899,844
HEALTH CARE SUPPLIES—1.5%
Align Technology, Inc. *	57,700	1,809,472
Endologix, Inc. *	115,500	1,770,615
		3,580,087
HEALTH CARE TECHNOLOGY—1.2%
athenahealth, Inc. *	19,400	1,677,518
Greenway Medical Technologies *	75,800	1,129,420
		2,806,938
HOME FURNISHINGS—0.5%
Ethan Allen Interiors, Inc.	42,679	1,233,850

HOMEFURNISHING RETAIL—1.1%
Pier 1 Imports, Inc.	121,100	2,626,659

HOTELS RESORTS & CRUISE LINES—1.7%
Interval Leisure Group	75,400	1,492,920
Marriott Vacations Worldwide Corp. *	62,400	2,769,312
		4,262,232
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
On Assignment, Inc.*	94,900	2,320,305

INDUSTRIAL MACHINERY—3.5%
Actuant Corp., Cl. A	94,640	2,789,987
Chart Industries, Inc. *	28,900	1,912,891
Middleby Corp. *	7,800	1,102,608
RBC Bearings, Inc. *	51,900	2,736,687
		8,542,173
INTERNET SOFTWARE & SERVICES—3.6%
Cornerstone OnDemand, Inc. *	76,900	2,513,092
DealerTrack Holdings, Inc. *	67,100	2,119,018
ExactTarget, Inc. *	107,600	2,366,124
OpenTable, Inc. *	36,000	1,896,840
		8,895,074
IT CONSULTING & OTHER SERVICES—1.5%
InterXion Holding NV *	86,000	1,977,140
MAXIMUS, Inc.	24,400	1,673,108
		3,650,248
LEISURE FACILITIES—1.9%
Life Time Fitness, Inc. *	42,875	2,175,049
Six Flags Entertainment Corp.	37,700	2,372,838
		4,547,887

	SHARES	VALUE
COMMON STOCKS—(CONT.)

LEISURE PRODUCTS—1.0%
Brunswick Corp.	66,411	$2,401,422

LIFE SCIENCES TOOLS & SERVICES—0.9%
Bruker Corp. *	56,200	948,094
PAREXEL International Corp. *	35,908	1,215,486
		2,163,580
MANAGED HEALTH CARE—1.0%
Centene Corp. *	28,300	1,221,428
Molina Healthcare, Inc. *	38,600	1,108,206
		2,329,634
METAL & GLASS CONTAINERS—1.0%
Berry Plastics Group, Inc. *	48,700	856,146
Silgan Holdings, Inc.	38,670	1,658,943
		2,515,089
MOVIES & ENTERTAINMENT—0.7%
Lions Gate Entertainment Corp.*	96,900	1,775,208

OIL & GAS EQUIPMENT & SERVICES—1.6%
Dril-Quip, Inc. *	18,520	1,501,787
Helix Energy Solutions Group, Inc. *	42,200	1,000,984
Hornbeck Offshore Services, Inc. *	39,300	1,446,633
		3,949,404
OIL & GAS EXPLORATION & PRODUCTION—3.7%
Approach Resources, Inc. *	46,800	1,244,412
Berry Petroleum Co., Cl. A	34,300	1,262,926
Energy XXI Bermuda Ltd.	59,700	1,869,804
Kodiak Oil & Gas Corp. *	130,900	1,204,280
Nothern Oil and Gas, Inc. *	99,900	1,652,346
Rosetta Resources, Inc. *	39,500	2,094,290
		9,328,058
PACKAGED FOODS & MEATS—1.9%
B&G Foods, Inc.	77,200	2,447,240
Hain Celestial Group, Inc. *	39,520	2,252,245
		4,699,485
PHARMACEUTICALS—1.9%
Impax Laboratories, Inc. *	37,000	745,920
Questcor Pharmaceuticals, Inc.	50,000	1,274,000
ViroPharma, Inc. *	53,800	1,434,308
Vivus, Inc. *	91,200	1,104,432
		4,558,660
PRECIOUS METALS & MINERALS—0.3%
Hecla Mining Co.	145,300	762,825

RAILROADS—1.2%
Genesee & Wyoming, Inc., Cl. A*	35,700	3,019,506

REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	18,900	1,741,446

REGIONAL BANKS—0.9%
Texas Capital Bancshares, Inc.*	50,900	2,107,260

	SHARES	VALUE
COMMON STOCKS—(CONT.)

RESEARCH & CONSULTING SERVICES—0.9%
CoStar Group, Inc.*	23,600	$2,213,208

RESTAURANTS—1.7%
Cheesecake Factory, Inc., /The	51,800	1,717,688
Domino’s Pizza, Inc.	51,700	2,407,669
		4,125,357
SEMICONDUCTORS—3.0%
Applied Micro Circuits Corporation *	122,604	1,050,716
Cavium Networks, Inc. *	48,300	1,615,152
Cypress Semiconductor Corp.	109,900	1,128,673
Freescale Semiconductor Holdings Ltd. *	101,400	1,465,230
Microsemi Corp. *	96,897	2,027,086
		7,286,857
SPECIALIZED CONSUMER SERVICES—0.4%
Sotheby’s	27,100	973,432

SPECIALTY CHEMICALS—3.4%
Chemtura Corp. *	99,800	2,367,256
Cytec Industries, Inc.	26,400	1,935,120
PolyOne Corp.	91,500	1,998,360
Rockwood Holdings, Inc.	34,500	1,888,185
		8,188,921
SPECIALTY STORES—2.2%
Five Below, Inc.	70,500	2,608,500
Vitamin Shoppe, Inc. *	45,600	2,785,248
		5,393,748
SYSTEMS SOFTWARE—2.3%
Allot Communications Ltd. *	54,200	747,418
CommVault Systems, Inc. *	30,100	2,309,573
Infoblox, Inc. *	64,000	1,206,400
Sourcefire, Inc. *	32,200	1,371,720
		5,635,111
THRIFTS & MORTGAGE FINANCE—0.6%
Northwest Bancshares, Inc.	113,300	1,382,260

TRADING COMPANIES & DISTRIBUTORS—1.3%
Beacon Roofing Supply, Inc. *	59,900	2,164,786
Watsco, Inc.	12,800	964,480
		3,129,266
TRUCKING—0.7%
Avis Budget Group, Inc.*	82,900	1,784,837
TOTAL COMMON STOCKS (Cost $189,417,199)		224,176,711

MASTER LIMITED PARTNERSHIP —0.7%

ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Fortress Investment Group LLC, Cl. A	327,700	1,674,547
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,821,819)		1,674,547

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—4.5%

MORTGAGE—1.4%
American Capital Mortgage Investment Corp.	54,700	$1,426,576
Two Harbors Investment Corp.	165,800	2,059,236
		3,485,812
OFFICE—0.5%
Dupont Fabros Technology, Inc.	50,900	1,203,276

RESIDENTIAL—1.2%
American Homes 4 Rent *(a)	74,900	1,160,950
Silver Bay Realty Trust Corp. *	82,800	1,718,928
		2,879,878
SPECIALIZED—1.4%
Extra Space Storage, Inc.	56,600	2,254,944
Ryman Hospitality Properties	29,091	1,162,767
		3,417,711
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $9,649,713)		10,986,677

Total Investments (Cost $200,888,731)(b)	97.1%	236,837,935
Other Assets in Excess of Liabilities	2.9	7,065,310

NET ASSETS	100.0%	$243,903,245

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.5% of the net assets of the Fund.

(b)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $201,419,652, amounted to $35,418,283 which consisted of aggregate gross unrealized appreciation of $42,049,862 and aggregate gross unrealized depreciation of $6,631,579.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments‡  (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—90.8%

AEROSPACE & DEFENSE—2.8%
B/E Aerospace, Inc. *	1,225	$63,075
Esterline Technologies Corp. *	1,765	117,178
Hexcel Corp. *	1,775	47,552
Triumph Group, Inc.	1,840	129,482
		357,287
AIRLINES—1.2%
Alaska Air Group, Inc. *	2,485	114,633
US Airways Group, Inc. *	2,615	37,342
		151,975
APPAREL ACCESSORIES & LUXURY GOODS—2.5%
Fifth & Pacific Cos, Inc. *	7,615	114,987
Fossil, Inc. *	770	81,297
PVH Corp.	1,060	126,001
		322,285
APPAREL RETAIL—2.4%
ANN, Inc. *	2,965	91,441
Children’s Place Retail Stores, Inc., /The *	2,080	103,667
DSW, Inc., Cl. A	1,735	116,123
		311,231
APPLICATION SOFTWARE—4.4%
Aspen Technology, Inc. *	4,050	123,930
BroadSoft, Inc. *	1,970	66,921
Cadence Design Systems, Inc. *	7,310	101,828
Factset Research Systems, Inc.	835	77,254
QLIK Technologies, Inc. *	4,210	93,504
Ultimate Software Group, Inc. *	1,050	106,617
		570,054
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Affiliated Managers Group, Inc. *	790	113,704
WisdomTree Investments, Inc. *	10,450	90,393
		204,097
AUTO PARTS & EQUIPMENT—1.5%
American Axle & Manufacturing Holdings, Inc. *	8,550	99,864
Dana Holding Corp.	5,710	91,817
		191,681
BIOTECHNOLOGY—4.5%
Achillion Pharmaceuticals, Inc. *	2,620	23,528
Acorda Therapeutics, Inc. *	1,560	45,053
Alkermes PLC *	3,810	87,821
Cepheid, Inc. *	2,415	87,471
Cubist Pharmaceuticals, Inc. *	1,325	57,028
Medivation, Inc. *	1,340	72,842
Onyx Pharmaceuticals, Inc. *	925	71,706
Pharmacyclics, Inc. *	1,280	88,741
Synageva BioPharma Corp. *	1,005	46,491
		580,681

	SHARES	VALUE
COMMON STOCKS—(CONT.)

BUILDING PRODUCTS—1.2%
AO Smith Corp.	995	$68,934
Armstrong World Industries, Inc.	1,475	81,110
		150,044
COMMUNICATIONS EQUIPMENT—1.4%
Ciena Corp. *	3,840	60,134
Procera Networks, Inc. *	3,145	52,930
Ruckus Wireless, Inc. *	2,575	60,668
		173,732
COMPUTER HARDWARE—1.6%
3D Systems Corp. *	1,575	91,114
Silicon Graphics International Corp. *	7,395	107,523
		198,637
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Lindsay Corp.	1,340	124,674

DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Alliance Data Systems Corp.*	835	131,596

DISTRIBUTORS—1.0%
LKQ Corp.*	5,505	123,257

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	1,675	135,675

ELECTRONIC COMPONENTS—0.5%
Universal Display Corp.*	2,120	58,978

ELECTRONIC MANUFACTURING SERVICES—1.1%
Fabrinet *	4,875	71,370
Trimble Navigation Ltd. *	1,015	63,438
		134,808
ENVIRONMENTAL & FACILITIES SERVICES—1.5%
Clean Harbors, Inc. *	1,480	82,273
Waste Connections, Inc.	2,895	104,278
		186,551
FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	2,045	110,389

FOOD RETAIL—0.6%
Fresh Market, Inc., /The*	1,585	77,491

GOLD—0.3%
AuRico Gold, Inc.*	6,295	44,380

HEALTH CARE EQUIPMENT—2.6%
EnteroMedics, Inc. *	15,640	48,328
HeartWare International, Inc. *	640	57,843
Insulet Corp. *	4,725	109,006
NxStage Medical, Inc. *	3,760	43,992
Volcano Corp. *	2,780	69,611
		328,780
HEALTH CARE FACILITIES—0.9%
Universal Health Services, Inc., Cl. B	2,055	116,395

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE SERVICES—2.8%
Catamaran Corp. *	2,796	$145,085
HMS Holdings Corp. *	3,090	84,233
Team Health Holdings, Inc. *	3,760	127,351
		356,669
HEALTH CARE SUPPLIES—0.7%
Align Technology, Inc.*	2,720	85,299

HEALTH CARE TECHNOLOGY—0.9%
Computer Programs & Systems, Inc.	790	41,562
Greenway Medical Technologies *	4,855	72,339
		113,901
HOME FURNISHINGS—0.6%
Ethan Allen Interiors, Inc.	2,655	76,756

HOMEBUILDING—1.3%
NVR, Inc. *	100	102,966
TRI Pointe Homes, Inc. *	3,160	60,198
		163,164
HOTELS RESORTS & CRUISE LINES—0.6%
Interval Leisure Group	4,150	82,170

HOUSEWARES & SPECIALTIES—0.9%
Jarden Corp.*	1,915	112,679

INDUSTRIAL MACHINERY—3.6%
Actuant Corp., Cl. A	4,850	142,978
Lincoln Electric Holdings, Inc.	1,975	106,512
RBC Bearings, Inc. *	2,655	139,998
SPX Corp.	1,055	78,735
		468,223
INTERNET SOFTWARE & SERVICES—5.4%
Cornerstone OnDemand, Inc. *	4,445	145,262
DealerTrack Holdings, Inc. *	3,760	118,741
ExactTarget, Inc. *	5,450	119,846
IAC/InterActiveCorp.	1,690	69,713
OpenTable, Inc. *	2,000	105,380
SPS Commerce, Inc. *	3,765	146,495
		705,437
IT CONSULTING & OTHER SERVICES—1.6%
Gartner, Inc. *	2,170	111,777
InterXion Holding NV *	4,195	96,443
		208,220
LEISURE FACILITIES—1.0%
Six Flags Entertainment Corp.	1,970	123,992

LEISURE PRODUCTS—1.1%
Brunswick Corp.	3,800	137,408

LIFE SCIENCES TOOLS & SERVICES—1.1%
Bruker Corp. *	3,720	62,756
Charles River Laboratories International Inc. *	1,830	75,616
		138,372

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MANAGED HEALTH CARE—0.4%
Centene Corp.*	1,200	$51,792

METAL & GLASS CONTAINERS—1.3%
Berry Plastics Group, Inc. *	5,505	96,778
Silgan Holdings, Inc.	1,470	63,063
		159,841
MOVIES & ENTERTAINMENT—0.8%
Lions Gate Entertainment Corp.*	5,420	99,294

OIL & GAS EQUIPMENT & SERVICES—0.8%
Oil States International, Inc.*	1,260	97,751

OIL & GAS EXPLORATION & PRODUCTION—3.4%
Energy XXI Bermuda Ltd.	3,000	93,960
Kodiak Oil & Gas Corp. *	4,580	42,136
Rosetta Resources, Inc. *	2,350	124,597
SM Energy Co.	2,130	123,881
WPX Energy, Inc. *	3,775	56,738
		441,312
PACKAGED FOODS & MEATS—1.8%
Annie’s, Inc. *	1,530	54,866
Hain Celestial Group, Inc. *	2,000	113,980
WhiteWave Foods Co. *	3,720	60,227
		229,073
PHARMACEUTICALS—1.1%
Questcor Pharmaceuticals, Inc.	2,120	54,018
ViroPharma, Inc. *	1,890	50,387
Vivus, Inc. *	3,410	41,295
		145,700
RAILROADS—1.2%
Genesee & Wyoming, Inc., Cl. A*	1,815	153,513

REAL ESTATE SERVICES—0.8%
Jones Lang LaSalle, Inc.	1,095	100,893

REGIONAL BANKS—1.7%
Texas Capital Bancshares, Inc. *	2,230	92,322
Zions Bancorporation	5,135	119,748
		212,070
RESTAURANTS—1.1%
Dunkin’ Brands Group, Inc.	3,765	137,460

SEMICONDUCTOR EQUIPMENT—1.1%
Lam Research Corp.*	3,333	137,120

SEMICONDUCTORS—2.2%
EZchip Semiconductor Ltd. *	1,940	59,733
Mellanox Technologies Ltd. *	1,285	68,388
ON Semiconductor Corp. *	11,010	86,428
Skyworks Solutions, Inc. *	2,880	68,947
		283,496

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby’s	1,620	$58,190

SPECIALTY CHEMICALS—2.6%
PolyOne Corp.	5,310	115,970
Rockwood Holdings, Inc.	1,940	106,176
Valspar Corp.	1,570	104,060
		326,206
SPECIALTY STORES—3.6%
Five Below, Inc.	3,630	134,310
Tractor Supply Co.	880	91,230
Ulta Salon, Cosmetics & Fragrance, Inc.	1,100	107,602
Vitamin Shoppe, Inc. *	2,265	138,346
		471,488
SYSTEMS SOFTWARE—2.8%
Fortinet, Inc. *	5,075	119,719
Infoblox, Inc. *	3,415	64,373
MICROS Systems, Inc. *	2,145	98,734
Sourcefire, Inc. *	1,685	71,781
		354,607
THRIFTS & MORTGAGE FINANCE—0.7%
Northwest Bancshares, Inc.	6,805	83,021

TRADING COMPANIES & DISTRIBUTORS—1.6%
Rush Enterprises, Inc., Cl. A *	3,875	91,683
United Rentals, Inc. *	2,175	110,098
		201,781
TRUCKING—0.9%
Avis Budget Group, Inc.*	5,055	108,834

WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp., Cl. A*	2,125	148,028
TOTAL COMMON STOCKS (Cost $9,354,638)		11,558,438

MASTER LIMITED PARTNERSHIP —0.8%

ASSET MANAGEMENT & CUSTODY BANKS—0.8%
Och-Ziff Capital Management Group LLC, Cl. A	10,285	101,822
TOTAL MASTER LIMITED PARTNERSHIP (Cost $102,108)		101,822

REAL ESTATE INVESTMENT TRUST—4.8%

MORTGAGE—1.5%
American Capital Mortgage Investment Corp.	3,145	82,022
Two Harbors Investment Corp.	9,295	115,443
		197,465
RESIDENTIAL—0.7%
Silver Bay Realty Trust Corp.*	4,135	85,843

RETAIL—1.3%
Tanger Factory Outlet Centers	2,420	85,716

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—(CONT.)

Taubman Centers, Inc.	1,005	$81,908
		167,624
SPECIALIZED—1.3%
Ryman Hospitality Properties	1,530	61,154
Sovran Self Storage, Inc.	1,545	100,796
		161,950
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $546,801)		612,882

Total Investments (Cost $10,003,547)(a)	96.4%	12,273,142
Other Assets in Excess of Liabilities	3.6	468,001

NET ASSETS	100.0%	$12,741,143

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
(a)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,023,439, amounted to $2,249,703 which consisted of aggregate gross unrealized appreciation of $2,458,177 and aggregate gross unrealized depreciation of $208,474.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER HEALTH SCIENCES FUND

Schedule of Investments‡  (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—91.6%

BIOTECHNOLOGY—15.1%
Achillion Pharmaceuticals, Inc. *	177,888	$1,597,434
Alexion Pharmaceuticals, Inc. *	50,050	4,704,199
Cepheid, Inc. *	65,800	2,383,276
Gilead Sciences, Inc. *	124,500	4,911,524
Idenix Pharmaceuticals, Inc. *	244,400	1,160,900
Medivation, Inc. *	33,100	1,799,316
Merrimack Pharmaceuticals, Inc. *	312,995	1,899,880
Onyx Pharmaceuticals, Inc. *	29,050	2,251,956
Optimer Pharmaceuticals, Inc. *	89,742	832,806
Pharmacyclics, Inc. *	18,150	1,258,340
Seattle Genetics, Inc. *	31,100	915,895
Synageva BioPharma Corp. *	30,650	1,417,869
Vertex Pharmaceuticals, Inc. *	64,250	2,877,115
		28,010,510
HEALTH CARE DISTRIBUTORS—1.5%
Cardinal Health, Inc.	63,250	2,770,983

HEALTH CARE EQUIPMENT—12.6%
Covidien PLC	68,350	4,260,939
Edwards Lifesciences Corp. *	14,000	1,259,020
EnteroMedics, Inc. *	449,980	1,390,438
HeartWare International, Inc. *	8,150	736,597
Hospira, Inc. *	26,850	916,122
Insulet Corp. *	90,860	2,096,140
Medtronic, Inc.	128,300	5,978,780
NxStage Medical, Inc. *	143,100	1,674,270
Thoratec Corp. *	25,000	913,250
Volcano Corp. *	95,209	2,384,033
Wright Medical Group, Inc. *	83,371	1,762,463
		23,372,052
HEALTH CARE FACILITIES—9.0%
HCA Holdings, Inc.	174,750	6,579,338
Healthsouth Corp. *	62,450	1,490,057
Tenet Healthcare Corporation *	140,288	5,447,383
Universal Health Services, Inc., Cl. B	57,250	3,242,640
		16,759,418
HEALTH CARE SERVICES—8.4%
Accretive Health, Inc. *	140,550	1,814,501
Catamaran Corp. *	53,600	2,781,304
Express Scripts, Inc. *	134,350	7,176,976
HMS Holdings Corp. *	92,650	2,525,639
Team Health Holdings, Inc. *	40,650	1,376,816
		15,675,236
HEALTH CARE SUPPLIES—1.6%
Align Technology, Inc. *	31,700	994,112
Endologix, Inc. *	127,450	1,953,809
		2,947,921

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HEALTH CARE TECHNOLOGY—1.7%
Agilent Technologies, Inc.	42,200	$1,889,716
Greenway Medical Technologies *	88,500	1,318,650
		3,208,366
LIFE SCIENCES TOOLS & SERVICES—0.5%
Illumina, Inc.*	18,400	931,592

MANAGED HEALTH CARE—11.5%
Centene Corp. *	35,900	1,549,444
Cigna Corp.	106,300	6,201,542
Humana, Inc.	35,800	2,662,088
Molina Healthcare, Inc. *	111,450	3,199,730
UnitedHealth Group, Inc.	140,500	7,757,005
		21,369,809
PHARMACEUTICALS—29.7%
Actavis, Inc. *	60,100	5,192,039
Bristol-Myers Squibb Co.	207,000	7,480,979
Eli Lilly & Co.	78,827	4,232,222
GlaxoSmithKline PLC #	101,950	4,649,940
Impax Laboratories, Inc. *	62,726	1,264,556
Johnson & Johnson	74,100	5,477,472
Mylan, Inc. *	151,850	4,292,800
Pfizer, Inc.	349,350	9,530,267
Questcor Pharmaceuticals, Inc.	73,300	1,867,684
Shire PLC #	21,950	2,198,073
Valeant Pharmaceuticals International, Inc. *	84,504	5,604,305
ViroPharma, Inc. *	39,100	1,042,406
Vivus, Inc. *	110,050	1,332,706
Warner Chilcott PLC, Cl. A	76,900	1,089,673
Zoetis, Inc. *(L2)	6,600	171,600
		55,426,722
TOTAL COMMON STOCKS (Cost $142,010,090)		170,472,609

	CONTRACTS
PURCHASED OPTIONS—0.1%

PUT OPTIONS—0.1%
Health Care Select Sector SPDR Fund/ February/ 42*	1,500	66,000
iShares Nasdaq Biotechnology Index Fund/ February/ 145*	500	150,000
(Cost $368,485)		216,000
TOTAL PURCHASED OPTIONS (Cost $368,485)		216,000

Total Investments (Cost $142,378,575)(a)	91.7%	170,688,609
Other Assets in Excess of Liabilities	8.3	15,419,438

NET ASSETS	100.0%	$186,108,047

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $143,365,981, amounted to $27,322,628 which consisted of aggregate gross unrealized appreciation of $32,029,693 and aggregate gross unrealized depreciation of $4,707,065.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH & INCOME FUND

Schedule of Investments‡  (Unaudited) January 31, 2013

	SHARES	VALUE
COMMON STOCKS—90.6%

AEROSPACE & DEFENSE—3.1%
Boeing Co., /The	11,620	$858,369
General Dynamics Corp.	13,900	921,570
Honeywell International, Inc.	13,400	914,416
		2,694,355
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	7,700	610,533

APPAREL RETAIL—0.5%
Limited Brands, Inc.	9,300	446,586

ASSET MANAGEMENT & CUSTODY BANKS—1.2%
BlackRock, Inc.	4,600	1,086,888

AUTOMOBILE MANUFACTURERS—0.5%
Ford Motor Co.	37,200	481,740

CABLE & SATELLITE—0.7%
Time Warner Cable, Inc.	7,100	634,314

COMMODITY CHEMICALS—0.6%
LyondellBasell Industries NV, Cl. A	8,700	551,754

COMMUNICATIONS EQUIPMENT—3.3%
Cisco Systems, Inc.	45,300	931,821
Corning, Inc.	33,200	398,400
QUALCOMM, Inc.	23,300	1,538,499
		2,868,720
COMPUTER HARDWARE—3.7%
Apple, Inc.	7,165	3,262,296

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Volvo AB#	58,200	857,286

DIVERSIFIED BANKS—1.7%
Wells Fargo & Co.	43,000	1,497,690

DIVERSIFIED CHEMICALS—0.5%
Dow Chemical Co., /The	12,700	408,940

DIVERSIFIED METALS & MINING—0.8%
Southern Copper Corp.	18,625	733,639

DRUG RETAIL—1.0%
CVS Caremark Corp.	17,500	896,000

ELECTRIC UTILITIES—1.1%
Southern Co., /The	21,600	955,368

ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
Eaton Corp., PLC	16,200	922,590
Emerson Electric Co.	11,300	646,925
		1,569,515
FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Monsanto Co.	7,400	749,990

FOOTWEAR—0.6%
NIKE, Inc., Cl. B	9,000	486,450

	SHARES	VALUE
COMMON STOCKS—(CONT.)

GENERAL MERCHANDISE STORES—1.1%
Target Corp.	16,300	$984,683

HEALTH CARE DISTRIBUTORS—0.6%
Cardinal Health, Inc.	11,100	486,291

HEALTH CARE EQUIPMENT—1.3%
Medtronic, Inc.	24,000	1,118,400

HOME IMPROVEMENT RETAIL—1.7%
Home Depot, Inc., /The	21,700	1,452,164

HOUSEHOLD PRODUCTS—2.4%
Procter & Gamble Co., /The	27,825	2,091,327

HYPERMARKETS & SUPER CENTERS—1.7%
Costco Wholesale Corp.	4,300	440,062
Wal-Mart Stores, Inc.	14,800	1,035,260
		1,475,322
INDUSTRIAL CONGLOMERATES—2.2%
General Electric Co.	85,500	1,904,940

INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	8,600	751,898

INDUSTRIAL MACHINERY—0.5%
Parker Hannifin Corp.	5,000	464,850

INTEGRATED OIL & GAS—6.0%
Exxon Mobil Corp.	33,500	3,013,995
Royal Dutch Shell PLC #	31,600	2,228,432
		5,242,427
INTEGRATED TELECOMMUNICATION SERVICES—3.3%
AT&T, Inc.	31,800	1,106,322
Verizon Communications, Inc.	42,000	1,831,620
		2,937,942
INTERNET SOFTWARE & SERVICES—1.6%
Google, Inc., Cl. A*	1,905	1,439,589

INVESTMENT BANKING & BROKERAGE—1.9%
Morgan Stanley	50,700	1,158,495
TD Ameritrade Holding Corp.	24,400	473,116
		1,631,611
IT CONSULTING & OTHER SERVICES—3.7%
Accenture Ltd.	17,800	1,279,642
International Business Machines Corp.	9,900	2,010,393
		3,290,035
LEISURE FACILITIES—0.8%
Six Flags Entertainment Corp.	11,300	711,222

LIFE & HEALTH INSURANCE—0.9%
Prudential Financial, Inc.	13,600	787,168

MANAGED HEALTH CARE—1.2%
UnitedHealth Group, Inc.	19,000	1,048,990

	SHARES	VALUE
COMMON STOCKS—(CONT.)

MOVIES & ENTERTAINMENT—1.5%
Viacom, Inc., Cl. B	22,400	$1,351,840

OIL & GAS EQUIPMENT & SERVICES—0.9%
Halliburton Company	19,400	789,192

OIL & GAS EXPLORATION & PRODUCTION—1.4%
ConocoPhillips	21,300	1,235,400

OIL & GAS REFINING & MARKETING—0.5%
Tesoro Corp.	9,600	467,424

OIL, GAS & CONSUMABLE FUELS—0.5%
Williams Cos., Inc., /The	12,700	445,135

OTHER DIVERSIFIED FINANCIAL SERVICES—2.1%
JPMorgan Chase & Co.	39,461	1,856,640

PACKAGED FOODS & MEATS—0.5%
Kraft Foods Group, Inc.	9,500	439,090

PAPER PRODUCTS—1.2%
International Paper Co.	25,800	1,068,636

PHARMACEUTICALS—8.6%
Bristol-Myers Squibb Co.	52,300	1,890,122
Eli Lilly & Co.	12,800	687,232
Johnson & Johnson	30,000	2,217,600
Pfizer, Inc.	74,159	2,023,058
Roche Holding AG #	11,600	643,568
		7,461,580
RAILROADS—1.4%
CSX Corp.	56,600	1,246,898

RESTAURANTS—1.9%
Darden Restaurants, Inc.	10,800	502,200
McDonald’s Corp.	11,800	1,124,422
		1,626,622
SECURITY & ALARM SERVICES—0.6%
Tyco International Ltd.	17,500	529,025

SEMICONDUCTOR EQUIPMENT—0.6%
Kla-Tencor Corp.	9,700	532,627

SEMICONDUCTORS—1.8%
Intel Corp.	40,200	845,808
Xilinx, Inc.	20,200	737,098
		1,582,906
SOFT DRINKS—4.4%
Coca-Cola Co., /The	43,800	1,631,112
PepsiCo, Inc.	30,600	2,229,210
		3,860,322
SPECIALIZED FINANCE—1.2%
CME Group, Inc.	18,850	1,090,284

SPECIALTY STORES—0.7%
Tiffany & Co.	9,800	644,350

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SYSTEMS SOFTWARE—1.3%
Microsoft Corp.	42,900	$1,178,463

TOBACCO—3.5%
Altria Group, Inc.	40,115	1,351,073
Philip Morris International, Inc.	19,315	1,702,811
		3,053,884
WIRELESS TELECOMMUNICATION SERVICES—0.5%
Vodafone Group PLC#	16,000	437,120
TOTAL COMMON STOCKS (Cost $69,055,766)		79,508,361

MASTER LIMITED PARTNERSHIP —1.4%

ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Carlyle Group LP, /The	17,700	552,948
KKR & Co., LP	38,200	644,816
		1,197,764
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,015,522)		1,197,764

REAL ESTATE INVESTMENT TRUST—4.2%

MORTGAGE—1.0%
American Capital Agency Corp.	28,500	901,455

RETAIL—1.0%
Simon Property Group, Inc.	5,400	864,972

SPECIALIZED—2.2%
Health Care REIT, Inc.	14,000	879,760
Plum Creek Timber Co., Inc.	21,100	1,016,598
		1,896,358
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $3,327,243)		3,662,785

Total Investments (Cost $73,398,531)(a)	96.2%	84,368,910
Other Assets in Excess of Liabilities	3.8	3,371,638

NET ASSETS	100.0%	$87,740,548

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At January 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $73,392,593, amounted to $10,976,317 which consisted of aggregate gross unrealized appreciation of $11,389,602 and aggregate gross unrealized depreciation of $413,285.

See Notes to Schedule of Investments.

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and Alger Growth & Income Fund (collectively, the “Funds” or individually, each a “Fund”). The Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income.  The Class B Shares of Alger Growth & Income Fund was converted to Class A Shares of the Growth and Income Fund on June 15, 2012.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z.  Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees . Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of less than sixty days are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•          Level 1 – quoted prices in active markets for identical investments

•          Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

The Committee meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of January 31, 2013 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$226,905,368	$226,905,368	—	—
Consumer Staples	117,997,328	117,997,328	—	—
Energy	67,590,780	67,590,780	—	—
Financials	76,178,458	76,178,458	—	—
Health Care	152,014,848	151,614,448	400,400	—
Industrials	172,686,508	172,686,508	—	—
Information Technology	341,156,400	341,156,400	—	—
Materials	51,015,160	51,015,160	—	—
Telecommunication Services	28,710,779	28,710,779	—	—
TOTAL COMMON STOCKS	$1,234,255,629	$1,233,855,229	$400,400	—
MASTER LIMITED PARTNERSHIP
Financials	$12,167,346	$12,167,346	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$26,034,784	$20,058,914	$5,975,870	—
CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$2,698,365	—	$2,698,365	—
TOTAL INVESTMENTS IN SECURITIES	$1,275,156,124	$1,266,081,489	$9,074,635	—

Alger Large Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$55,136,491	$55,136,491	—	—
Consumer Staples	9,483,508	9,483,508	—	—
Energy	21,333,687	21,333,687	—	—
Financials	9,934,844	9,934,844	—	—
Health Care	33,304,802	33,232,002	72,800	—
Industrials	24,160,070	24,160,070	—	—
Information Technology	73,972,634	73,972,634	—	—
Materials	7,940,521	7,940,521	—	—
Telecommunication Services	2,542,590	2,542,590	—	—
TOTAL COMMON STOCKS	$237,809,147	$237,736,347	$72,800	—
MASTER LIMITED PARTNERSHIP
Financials	$2,074,552	$2,074,552	—	—
TOTAL INVESTMENTS IN SECURITIES	$239,883,699	$239,810,899	$72,800	—

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$41,156,679	$41,156,679	—	—
Consumer Staples	11,595,110	11,595,110	—	—
Energy	14,043,182	14,043,182	—	—
Financials	14,025,914	14,025,914	—	—
Health Care	27,192,169	27,127,169	65,000	—
Industrials	35,777,441	35,777,441	—	—
Information Technology	38,449,933	38,449,933	—	—
Materials	13,767,800	13,767,800	—	—
Telecommunication Services	5,124,474	5,124,474	—	—
Utilities	2,008,800	2,008,800	—	—
TOTAL COMMON STOCKS	$203,141,502	$203,076,502	$65,000	—
MASTER LIMITED PARTNERSHIP
Financials	$1,704,880	$1,704,880	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$3,051,942	$1,047,792	$2,004,150	—
PURCHASED OPTIONS
Energy	$3,178	$3,178	—	—
TOTAL INVESTMENTS IN SECURITIES	$207,901,502	$205,832,352	$2,069,150	—
SECURITIES SOLD SHORT
OPTIONS WRITTEN
	$666	$666	—	—
Energy	582,619	582,619	—	—
TOTAL OPTIONS WRITTEN	$583,285	$583,285	—	—

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$193,434,925	$193,434,925	—	—
Consumer Staples	39,836,554	39,836,554	—	—
Energy	48,858,870	48,858,870	—	—
Financials	60,767,913	60,767,913	—	—
Health Care	180,992,383	180,992,383	—	—
Industrials	174,072,007	174,072,007	—	—
Information Technology	182,468,324	182,468,324	—	—
Materials	65,484,040	65,484,040	—	—
Telecommunication Services	17,825,612	17,825,612	—	—
Utilities	11,700,450	11,700,450	—	—
TOTAL COMMON STOCKS	$975,441,078	$975,441,078	—	—
MASTER LIMITED PARTNERSHIP
Financials	$8,077,410	$8,077,410	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$46,014,631	$46,014,631	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,029,533,119	$1,029,533,119	—	—

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$40,058,526	$40,058,526	—	—
Consumer Staples	8,461,259	8,461,259	—	—
Energy	13,277,462	13,277,462	—	—
Financials	8,906,953	8,906,953	—	—
Health Care	47,191,965	47,191,965	—	—
Industrials	39,562,656	39,562,656	—	—
Information Technology	52,156,951	52,156,951	—	—
Materials	12,658,603	12,658,603	—	—
Telecommunication Services	1,902,336	1,902,336	—	—
TOTAL COMMON STOCKS	$224,176,711	$224,176,711	—	—
MASTER LIMITED PARTNERSHIP
Financials	$1,674,547	$1,674,547	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$10,986,677	$9,825,727	$1,160,950	—
TOTAL INVESTMENTS IN SECURITIES	$236,837,935	$235,676,985	$1,160,950	—

Alger Growth Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,411,056	$2,411,056	—	—
Consumer Staples	416,952	416,952	—	—
Energy	539,063	539,063	—	—
Financials	600,082	600,082	—	—
Health Care	1,917,591	1,917,591	—	—
Industrials	1,902,881	1,902,881	—	—
Information Technology	2,956,684	2,956,684	—	—
Materials	530,427	530,427	—	—
Telecommunication Services	148,028	148,028	—	—
Utilities	135,675	135,675	—	—
TOTAL COMMON STOCKS	$11,558,439	$11,558,439	—	—
MASTER LIMITED PARTNERSHIP
Financials	$101,822	$101,822	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$612,882	$612,882	—	—
TOTAL INVESTMENTS IN SECURITIES	$12,273,143	$12,273,143	—	—

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Health Care	$170,472,609	$170,301,009	$171,600	—
PURCHASED OPTIONS
Health Care	$216,000	$216,000	—	—
TOTAL INVESTMENTS IN SECURITIES	$170,688,609	$170,517,009	$171,600	—

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$8,819,971	$8,819,971	—	—
Consumer Staples	11,815,945	11,815,945	—	—
Energy	8,179,578	8,179,578	—	—
Financials	7,950,281	7,950,281	—	—
Health Care	10,115,261	10,115,261	—	—
Industrials	9,877,402	9,877,402	—	—
Information Technology	14,154,636	14,154,636	—	—
Materials	4,264,857	4,264,857	—	—
Telecommunication Services	3,375,062	3,375,062	—	—
Utilities	955,368	955,368	—	—
TOTAL COMMON STOCKS	$79,508,361	$79,508,361	—	—
MASTER LIMITED PARTNERSHIP
Financials	$1,197,764	$1,197,764	—	—
REAL ESTATE INVESTMENT TRUST
Financials	$3,662,785	$3,662,785	—	—
TOTAL INVESTMENTS IN SECURITIES	$84,368,910	$84,368,910	—	—

On January 31, 2013 there were no transfers of securities between Level 1 and Level 2.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended January 31, 2013, options were used in accordance with these objectives.

The fair values of derivative instruments as of January 31, 2013, are as follows:

Alger Mid Cap Growth Fund

	ASSET DERIVATIVES 2013		LIABILITY DERIVATIVES 2013
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$3,178	—	—
Written Put Options	—	—	Written Options Outstanding, at value	$116,980
Written Call Options	—	—	Written Options Outstanding, at value	466,305
Total		$9,864		$583,285

Alger Health Sciences Fund

	ASSET DERIVATIVES 2013		LIABILITY DERIVATIVES 2013
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in Securities, at value	$216,000	—	—
Total		$216,000	—	—

For the three months ended January 31, 2013, the Alger Mid Cap Growth Fund had option purchases of $583,857 and option sales of $1,887,703, and Alger Health Sciences Fund had option purchases of $1,286,484 and option sales of $754,312. The effect of derivative instruments on the statement of operations for the three months ended January 31, 2013 is as follows:

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

Net realized gain on investments and options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$96,948
Written Options	887,171
Total	$984,119

Alger Health Sciences Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(163,687)
Total	$(163,687)

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$2,199
Written Options	(132,325)
Total	$(130,126)

Alger Health Sciences Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(152,485)
Total	$(152,485)

NOTE 5 — Recent Accounting Pronouncements:

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which provides guidance regarding balance sheet offsetting disclosures.  The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS.  The new guidance is effective for annual reporting periods beginning on or after January 1, 2013. The Funds do not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/Hal Liebes

Hal Liebes

President

Date: April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: April 1, 2013

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: April 1, 2013